Mortgage Loans Held for Sale and Warehouse Lines of Credit - Schedule of Loans Held For Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan, Mortgage, Held For Sale, Gross		$ 166,095	$ 303,091	$ 1,836,814
Loan, Mortgage, Held For Sale, Fair Value Adjustment		(6,070)	(54,265)	17,621
Mortgage loans held for sale, at fair value	$ 160,025	160,025	248,826	1,854,435
Collateral Pledged
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan, Mortgage, Held For Sale, Gross		126,870	158,172	1,830,870
Collateral Pledged | Funding Facility 1
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan, Mortgage, Held For Sale, Gross		43,288	101,598
Collateral Pledged | Funding Facility 2
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan, Mortgage, Held For Sale, Gross		0	10,218
Collateral Pledged | Funding Facility 3
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan, Mortgage, Held For Sale, Gross		83,582	46,356
Uncollateralized | Company Fund Loans Held For Investment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan, Mortgage, Held For Sale, Gross		19,890	136,599	5,944
Uncollateralized | Home Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan, Mortgage, Held For Sale, Gross		$ 19,335	$ 8,320	$ 0